Revenue - Additional Information (Detail) - Transferred at Point in Time [Member] - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Testing Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 800,000	$ 100,000	$ 1,900,000	$ 100,000
Pharmaceutical Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	0.0	0.0	200,000	400,000
Other Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax		$ 600,000		$ 600,000
Professional Services Revenue [Member]
Revenue From Contract With Customer [Line Items]
Revenue from contract with customer excluding assessed tax	$ 0		$ 0